Summary of Significant Accounting Policies - Non-controlling Interests (Detail) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest		$ 253,874	$ 267,849	$ 366,782
Net Income (Loss)		98,111	133,770	150,641
Net income		$ 351,985	$ 401,619	$ 517,423
Entities Under Common Control | Teekay Management Companies | Supplement retirement contribution plan
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Business Combination, Consideration Transferred	$ 6,000